Omnibus Incentive Compensation Plan	6 Months Ended
Jun. 30, 2017
Omnibus Incentive Compensation Plan [Abstract]
Omnibus Incentive Compensation Plan
9. Omnibus Incentive Compensation Plan

As of June 30, 2017 the unvested units accrued $423 of distributions.
The following table contains details of our plan:

	Employee equity compensation		Non-Employee equity compensation
Unvested Units	Units	Grant-date fair value	Units	Award-date fair value
Unvested on January 1, 2017	206,668	$1,141	492,500	$2,993
Vested	20,000	110	—	—

Unvested on June 30, 2017	186,668	$1,031	492,500	$2,993

For the six-month periods ended June 30, 2017 and 2016 the equity compensation expense that has been charged in the unaudited condensed consolidated statements of comprehensive income was $217 and $219 for the Employee awards and $361 and $306 for the Non-Employee awards, respectively. This expense has been included in general and administrative expenses in the unaudited condensed consolidated statements of comprehensive income.
As of June 30, 2017 the total unrecognized compensation cost related to non vested awards is $1,712 and is expected to be recognized over a weighted average period of 1.5 years. The Partnership uses the straight-line method to recognize the cost of the awards.